North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 5.8%
	CONSUMER DISCRETIONARY - 0.7%
	Hotels, Restaurants & Leisure - 0.7%
4,019	Starbucks Corp.	$488,027
	TOTAL CONSUMER DISCRETIONARY	488,027

	CONSUMER STAPLES - 0.9%
	Beverages - 0.9%
10,453	The Coca-Cola Co.	596,134
	TOTAL CONSUMER STAPLES	596,134

	ENERGY - 0.3%
	Oil, Gas & Consumable Fuels - 0.3%
3,039	Valero Energy Corp.	203,522
	TOTAL ENERGY	203,522

	FINANCIALS - 0.5%
	Capital Markets - 0.5%
434	BlackRock, Inc.	376,352
	TOTAL FINANCIALS	376,352

	HEALTH CARE - 0.5%
	Biotechnology - 0.5%
3,273	AbbVie Inc.	380,650
	TOTAL HEALTH CARE	380,650

	INDUSTRIALS - 1.1%
	Commercial Services & Supplies - 0.5%
862	Cintas Corp.	339,783
	Machinery - 0.6%
1,777	Illinois Tool Works, Inc.	402,793
	TOTAL INDUSTRIALS	742,576

	INFORMATION TECHNOLOGY - 1.3%
	IT Services - 0.9%
2,472	International Business Machines Corp.	348,453
643	Mastercard Inc. - Class A	248,160
		596,613
	Semiconductors & Semiconductor Equipment - 0.4%
641	Broadcom Inc.	311,141
	TOTAL INFORMATION TECHNOLOGY	907,754

	MATERIALS - 0.5%
	Chemicals - 0.5%
3,221	Eastman Chemical Co.	363,071
	TOTAL MATERIALS	363,071

	TOTAL COMMON STOCKS
	(Cost $3,523,748)	4,058,086

	EXCHANGE TRADED FUND (ETF)- 0.5%
10,122	VanEck Vectors Gold Miners ETF	353,460
	TOTAL ETF	353,460
	(Cost $248,897)

	PREFERRED STOCKS - 6.4%
	COMMUNICATION SERVICES - 1.1%
	Diversified Telecommunication Services - 1.1%
	AT&T, Inc.
29,100	4.750%, Perpetual	770,277
	TOTAL COMMUNICATION SERVICES	770,277

	CONSUMER STAPLES - 0.1%
	Food Products - 0.1%
	CHS, Inc.
2,000	7.500%, Perpetual	58,480
1,000	7.100% (3 Month LIBOR USD + 4.298%), Perpetual [4]	28,350
	TOTAL CONSUMER STAPLES	86,830

	FINANCIALS - 5.2%
	Capital Markets - 2.5%
	Affiliated Managers Group, Inc.
2,000	5.875%, 03/30/2059	56,040
	The Goldman Sachs Group, Inc.
37,900	0.000% (3 Month LIBOR USD + 0.670%), Perpetual	961,144
	Morgan Stanley
25,000	4.875%, Perpetual	679,750
		1,696,934
	Insurance - 2.7%
	American Financial Group, Inc.
22,795	5.625%, 06/01/2060	654,900
	American International Group, Inc.
23,000	5.850%, Perpetual	630,200
	MetLife, Inc.
23,000	4.750%, Perpetual	620,080
		1,905,180
	TOTAL FINANCIALS	3,602,114

	TOTAL PREFERRED STOCKS
	(Cost $3,711,532)	4,459,221

	PURCHASED CALL OPTION - 0.2%
100	S&P500 EMINI Option, Expiration: September 2021, Exercise Price $4,500.00	164,500
	TOTAL PURCHASED CALL OPTION	164,500
	(Cost $113,882)

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.7%
31,035	AGNC Investment Corp.	492,526
59,703	Chimera Investment Corp.	878,828
2,270	Crown Castle International Corp.	438,314
5,115	Life Storage, Inc.	600,296
5,322	Prologis, Inc.	681,429
3,125	Simon Property Group, Inc.	395,375
20,339	Starwood Property Trust, Inc.	529,424
	TOTAL REITS
	(Cost $2,900,491)	4,016,192

Principal Amount	ASSET BACKED SECURITIES - 3.7%
	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W2
$477,740	0.824% (1 Month LIBOR USD + 0.735%), 10/25/2035	478,401
	Bear Stearns Asset Backed Securities I Trust 2005-TC2
42,128	1.169% (1 Month LIBOR USD + 1.080%), 08/25/2035	42,167
	Citigroup Mortgage Loan Trust 2006-HE1
106,624	0.629% (1 Month LIBOR USD + 0.540%), 01/25/2036	106,669
	Foundation Finance Trust 2017-1
299,092	3.300%, 07/15/2033 [3]	303,260
	GSAA Home Equity Trust 2005-6
219,989	0.734% (1 Month LIBOR USD + 0.645%), 06/25/2035	221,461
	JP Morgan Mortgage Acquisition Trust 2007-CH3
380,294	0.349% (1 Month LIBOR USD + 0.260%), 03/25/2037	377,957
	OASIS 2020-2 LLC
293,416	4.262%, 05/15/2032 [3]	295,792
	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ2
92,605	0.779% (1 Month LIBOR USD + 0.690%), 05/25/2035	92,762
	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1
670,000	0.734% (1 Month LIBOR USD + 0.645%), 02/25/2036	671,683
	TOTAL ASSET BACKED SECURITIES
	(Cost $2,536,172)	2,590,152

	CORPORATE BONDS - 57.7%
	COMMUNICATION SERVICES - 3.3%
	Diversified Telecommunication Services - 0.8%
	T-Mobile USA, Inc.
500,000	3.500%, 04/15/2031 [3]	525,111

	Entertainment - 0.9%
	Netflix, Inc.
500,000	4.875%, 06/15/2030 [3]	603,068
	Media - 0.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
500,000	4.500%, 06/01/2033 [3]	521,157
	Wireless Telecommunication Services - 0.9%
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079 [1,4]	640,224
	TOTAL COMMUNICATION SERVICES	2,289,560

	CONSUMER DISCRETIONARY - 4.4%
	Automobiles - 2.2%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	722,620
	General Motors Financial Co, Inc.
750,000	5.700% (5 Year CMT Rate + 4.997%), 09/30/2169 [4]	857,857
		1,580,477
	Hotels, Restaurants & Leisure - 2.2%
	Marriott International, Inc.
650,000	5.750%, 05/01/2025	750,447
	Wyndham Hotels & Resorts, Inc.
750,000	4.375%, 08/15/2028 [3]	776,228
		1,526,675
	TOTAL CONSUMER DISCRETIONARY	3,107,152

	CONSUMER STAPLES - 1.0%
	Food Products - 1.0%
	Kraft Heinz Foods Co.
600,000	4.250%, 03/01/2031	693,043
	TOTAL CONSUMER STAPLES	693,043

	ENERGY - 6.6%
	Oil, Gas & Consumable Fuels - 6.6%
	Cheniere Energy, Inc.
360,000	4.625%, 10/15/2028	380,524
	Enbridge, Inc.
800,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080 [1,4]	906,008
	Energy Transfer LP
900,000	6.625% (3 Month LIBOR USD + 4.155%), 08/15/2028 [4]	887,535
	Occidental Petroleum Corp.
600,000	6.125%, 01/01/2031	709,620
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
500,000	4.000%, 01/15/2032 [3]	517,500
	Transcanada Trust
700,000	5.500% (3 Month LIBOR USD + 4.416%), 09/15/2079 [1,4]	779,975

	Western Midstream Operating LP
400,000	5.300%, 02/01/2030	449,620
	TOTAL ENERGY	4,630,782

	FINANCIALS - 30.8%
	Banks - 21.8%
	Australia and New Zealand Banking Group Ltd.
750,000	6.750% (5 Year Mid Swap Rate USD + 5.168%), 12/29/2049 [1,4]	881,876
	Banco Bilbao Vizcaya Argentaria SA
400,000	6.500% (5 Year CMT Rate + 5.192%), 06/05/2025 [1,4]	436,500
	Banco Santander SA
400,000	4.750% (5 Year CMT Rate + 3.753%), 08/12/2169 [1,4]	409,000
	Bank of America Corp.
550,000	6.500% (3 Month LIBOR USD + 4.174%), 04/23/2025 [4]	621,500
	BNP Paribas SA
700,000	7.375% (5 Year Swap Rate USD + 5.150%), 12/29/2049 [1,4]	819,605
	Citigroup, Inc.
1,000,000	4.000% (5 Year CMT Rate + 3.597%), 06/10/2169 [4]	1,035,800
	Credit Agricole SA
650,000	7.875% (5 Year Swap Rate USD + 4.898%), 01/29/2049 [1,3,4]	734,506
	Fifth Third Bancorp
1,000,000	4.500% (5 Year CMT Rate + 4.215%), 12/30/2025 [4]	1,079,400
	Huntington Bancshares, Inc.
700,000	4.450% (H15T7Y + 4.045%), 03/15/2168 [4]	753,375
500,000	5.625% (10 Year CMT Rate + 4.945%), 01/15/2169 [4]	586,875
	ILFC E-Capital Trust I
840,000	3.660% (N/A + 1.550%), 12/21/2065 [3,4]	692,143
	JPMorgan Chase & Co.
800,000	6.750% (3 Month LIBOR USD + 3.780%), 01/29/2050 [4]	884,020
	Lloyds Banking Group PLC
700,000	6.750% (5 Year CMT Rate + 4.815%), 12/27/2166 [1,4]	805,585
	M&T Bank Corp.
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049 [4]	359,938
	Natwest Group PLC
700,000	6.000% (5 Year CMT Rate + 5.625%), 09/29/2166 [1,4]	779,625
	Regions Financial Corp.
500,000	5.750% (5 Year CMT Rate + 5.430%), 12/15/2165 [4]	560,000
	Skandinaviska Enskilda Banken AB
800,000	5.125% (5 Year CMT Rate + 3.463%), 11/13/2025 [1,4]	855,156
	Societe Generale SA
500,000	4.750% (5 Year CMT Rate + 3.931%), 11/26/2166 [1,4]	517,500
	SVB Financial Group
500,000	4.000% (5 Year CMT Rate + 3.202%), 11/15/2169 [4]	520,625
	Truist Financial Corp.
1,000,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061 [4]	1,152,500
	Westpac Banking Corp.
750,000	5.000% (5 Year Mid Swap Rate USD + 2.888%), 09/21/2162 [1,4]	806,647
		15,292,176

	Capital Markets - 5.8%
	The Bank of New York Mellon Corp.
760,000	3.555% (3 Month LIBOR USD + 3.420%), 12/29/2049 [4]	762,998
600,000	4.700% (5 Year CMT Rate + 4.358%), 03/20/2169 [4]	665,292
	The Charles Schwab Corp.
500,000	5.375% (5 Year CMT Rate + 4.971%), 05/01/2025 [4]	559,600
240,000	7.000% (3 Month LIBOR USD + 4.820%), 02/28/2049 [4]	246,600
	Deutsche Bank AG
400,000	4.789% (5 Year Swap Rate USD + 4.358%), 04/30/2165 [1,4]	401,186
	The Goldman Sachs Group, Inc.
125,000	5.300% (3 Month LIBOR USD + 3.834%), 12/29/2049 [4]	139,499
	Northern Trust Corp.
250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027 [4]	272,879
	State Street Corp.
250,000	3.716% (3 Month LIBOR USD + 3.597%), 12/29/2049 [4]	250,413
	UBS Group AG
700,000	5.125% (5 Year CMT Rate + 4.855%), 07/29/2170 [1,4]	767,770
		4,066,237
	Consumer Finance - 0.7%
	Ally Financial, Inc.
500,000	4.700% (H15T7Y + 3.481%), 11/15/2169 [4]	520,600
	Insurance - 2.5%
	Assurant, Inc.
700,000	7.000% (3 Month LIBOR USD + 4.135%), 03/27/2048 [4]	815,883
	MetLife, Inc.
400,000	3.850% (5 Year CMT Rate + 3.576%), 03/15/2026 [4]	419,500
	PartnerRe Finance B LLC
500,000	4.500% (5 Year CMT Rate + 3.815%), 10/01/2050 [4]	525,815
		1,761,198
	TOTAL FINANCIALS	21,640,211

	HEALTH CARE - 1.0%
	Health Care Providers & Services - 1.0%
	Centene Corp.
700,000	2.500%, 03/01/2031	701,900
	TOTAL HEALTH CARE	701,900

	INDUSTRIALS - 4.4%
	Airlines - 3.0%
	American Airlines Inc/AAdvantage Loyalty IP Ltd.
500,000	5.750%, 04/20/2029 [1,3]	539,965
	Delta Air Lines, Inc.
600,000	4.500%, 10/20/2025 [1,3]	645,344
125,000	4.375%, 04/19/2028	131,236
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
700,000	6.500%, 06/20/2027 [3]	763,000
		2,079,545

	Industrial Conglomerates - 1.4%
	General Electric Co.
1,000,000	3.449% (3 Month LIBOR USD + 3.330%), 09/15/2169 [4]	982,132
	TOTAL INDUSTRIALS	3,061,677

	MATERIALS - 2.2%
	Metals & Mining - 2.2%
	Alcoa Nederland Holding BV
700,000	6.125%, 05/15/2028 [1,3]	766,500
	Teck Resources Ltd.
700,000	3.900%, 07/15/2030 [1]	770,712
	TOTAL MATERIALS	1,537,212

	UTILITIES - 4.0%
	Electric Utilities - 2.8%
	Duke Energy Corp.
1,000,000	4.875% (5 Year CMT Rate + 3.388%), 03/16/2025 [4]	1,068,000
	Emera, Inc.
750,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076 [1,4]	879,739
		1,947,739
	Multi-Utilities - 1.2%
	CMS Energy Corp.
700,000	3.750% (5 Year CMT Rate + 2.900%), 12/01/2050 [4]	716,835
	Dominion Energy, Inc.
150,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054 [4]	163,762
		880,597
	TOTAL UTILITIES	2,828,336

	TOTAL CORPORATE BONDS
	(Cost $38,470,787)	40,489,873

	FOREIGN GOVERNMENT AGENCY ISSUE - 1.5%
	Petroleos Mexicanos
1,000,000	6.500%, 03/13/2027 [1]	1,060,250
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUE
	(Cost $1,059,307)	1,060,250

	FOREIGN GOVERNMENT NOTES/BONDS - 3.2%
	Indonesia Treasury Bond
11,000,000,000	6.500%, 02/15/2031 [1]	773,062
	Mexican Bonos
120,000	8.500%, 05/31/2029 [1]	664,312
	Republic of South Africa Government Bond
14,300,000	8.750%, 02/28/2049 [1]	821,960
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $2,122,200)	2,259,334

	MORTGAGE BACKED SECURITIES - 9.3%
	Fannie Mae-Aces
9,302,721	0.660%, 05/25/2022 [5]	17,054
3,860,000	1.381%, 08/25/2028 [5]	334,965
3,627,956	1.273%, 03/26/2029 [5]	309,987
	Freddie Mac Multiclass Certificates Series 2015-P001
3,025,000	1.826%, 10/27/2028 [5]	332,418
	Freddie Mac Multifamily Structured Pass Through Certificates
170,197	2.197%, 11/25/2023 [5]	175,330
10,981,461	0.969%, 01/25/2026 [5]	397,321
2,700,000	1.799%, 04/25/2030 [5]	391,194
2,074,000	1.868%, 04/25/2030 [5]	312,564
3,332,000	1.600%, 08/25/2030 [5]	444,864
1,835,000	3.176%, 04/25/2048 [5]	444,568
2,035,000	2.631%, 01/25/2049 [5]	421,365
1,085,000	2.620%, 02/25/2049 [5]	226,934
	FREMF 2016-K55 Mortgage Trust
400,000	4.163%, 04/25/2049 [3,5]	434,702
	FREMF 2016-K59 Mortgage Trust
64,322,884	0.100%, 11/25/2049 [3]	267,583
	Government National Mortgage Association
3,427,191	0.882%, 12/16/2056 [5]	190,650
1,754,513	0.879%, 11/16/2060 [5]	151,422
4,276,802	0.989%, 05/16/2063 [5]	385,805
5,454,102	1.000%, 05/16/2063 [5]	491,921
	HomeBanc Mortgage Trust 2005-4
269,764	0.629% (1 Month LIBOR USD + 0.540%), 10/25/2035	270,177
	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2
359,102	4.070%, 11/15/2043 [3]	360,034
	MortgageIT Trust 2005-5
146,457	0.609% (1 Month LIBOR USD + 0.520%), 12/25/2035	147,353
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $6,083,037)	6,508,211

	U.S. GOVERNMENT NOTES/BONDS - 2.2%
	United States Treasury Note/Bond
475,000	1.625%, 05/15/2031	492,478
950,000	2.375%, 05/15/2051	1,054,129
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $1,504,983)	1,546,607

	SHORT-TERM INVESTMENT - 3.0%
2,123,939	First American Treasury Obligations Fund - Class X, 0.01% [2]	2,123,939
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,123,939)	2,123,939

TOTAL INVESTMENTS - 99.2%
(Cost $64,398,975)	69,629,825
Other Assets in Excess of Liabilities - 0.8%	567,111
TOTAL NET ASSETS - 100.0%	$70,196,936

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At July 31, 2021, the value of these securities total $8,745,893 which represents 12.46% of total net assets.

[4]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of July 31, 2021.
[5]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of July 31, 2021.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Strategic Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
July 31, 2021 (Unaudited)

Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Sale Contracts:
S&P500 Emini Future	(31)	Sep-21	$ 6,803,725	$ 6,758,273	$ -	$ (45,452)
Us 5Yr Note (Cbt)	(25)	Sep-21	3,111,133	3,095,057	-	(16,076)
Us 10Yr Ultra Future	(17)	Sep-21	2,554,250	2,486,707	-	(67,543)
Total Sale Contracts			$ 12,469,107	$ 12,340,037	$ -	$ (129,071)
Total Futures Contracts			$ 12,469,107	$ 12,340,037	$ -	$ (129,071)
Net Unrealized Depreciation						$ (129,071)

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	1.3%
Industrials	1.1%
Consumer Staples	0.9%
Consumer Discretionary	0.7%
Health Care	0.5%
Financials	0.5%
Materials	0.5%
Energy	0.3%
Total Common Stocks	5.8%
ETF	0.5%
Preferred Stocks
Financials	5.2%
Communication Services	1.1%
Consumer Staples	0.1%
Total Preferred Stocks	6.4%
Purchased Call Option	0.2%
REITs	5.7%
Asset Backed Securities	3.7%
Corporate Bonds
Financials	30.8%
Energy	6.6%
Consumer Discretionary	4.4%
Industrials	4.4%
Utilities	4.0%
Communication Services	3.3%
Materials	2.2%
Health Care	1.0%
Consumer Staples	1.0%
Total Corporate Bonds	57.7%
Foreign Government Agency Issue	1.5%
Foreign Government Notes/Bonds	3.2%
Mortgage Backed Securities	9.3%
U.S. Government Notes/Bonds	2.2%
Short-Term Investment	3.0%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

North Square Strategic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks [1]	$4,058,086	$-	$-	$4,058,086
ETF [1]	353,460	-	-	353,460
Preferred Stocks [1]	4,459,221	-	-	4,459,221
Purchased Call Option [1]	164,500	-	-	164,500
REITs [1]	4,016,192	-	-	4,016,192
Asset Backed Securities	-	2,590,152	-	2,590,152
Corporate Bonds	-	40,489,873	-	40,489,873
Foreign Government Agency Issue	-	1,060,250	-	1,060,250
Foreign Government Notes/Bonds	-	2,259,334	-	2,259,334
Mortgage Backed Securities	-	6,508,211	-	6,508,211
U.S. Government Notes/Bonds	-	1,546,607	-	1,546,607
Short-Term Investment	2,123,939	-	-	2,123,939
Total Investments	$15,175,398	$54,454,427	$-	$69,629,825

Futures Contracts**
Short	$(129,071)	$-	$-	$(129,071)
Total Futures Contracts	$(129,071)	$-	$-	$(129,071)

[1]	All common stocks, ETFs, preferred stocks, purchased call options and REITs held in the Fund are Level 1 securities.
For a detailed break-out of common stocks, preferred stocks and corporate bonds by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	The fair value of the Fund's futures contracts represents the net unrealized depreciation at period end.